Share-Based Compensation Plan - Stock Option Awards (Details) - Incentive Plan 2017 - USD ($) $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock options
Shares
Outstanding in beginning of the year (in shares)	4,330
Granted (in shares)	1,784
Exercised (in shares)	0
Forfeited (in shares)	(36)
Expired (in shares)	(35)
Outstanding at the end of the year (in shares)	6,043	4,330
Shares, Exercisable at the end of the period (in shares)	3,089
Weighted Average Exercise Price
Outstanding at the beginning of the period (USD per share)	$ 6.45
Granted (USD per share)	2.47
Exercised (USD per share)	0
Forfeited (USD per share)	3.23
Expired (USD per share)	9.44
Outstanding at the end of the period (USD per share)	5.28	$ 6.45
Exercisable at the end of the period (USD per share)	$ 7.50
Outstanding, Weighted Average Remaining Contractual Term (years)	7 years 5 months 4 days	0 years
Exercisable, Weighted Average Remaining Contractual Term (years)	6 years 4 months 2 days
Outstanding, Aggregate Intrinsic Value	$ 0
Exercisable, Aggregate Intrinsic Value	0
Intrinsic value of options exercised	$ 0	$ 0	$ 0
Weighted-average grant-date fair value of stock options granted (USD per share)	$ 2.47	$ 2.39	$ 1.51
Total unrecognized compensation cost	$ 3,000,000
Non-vested Shares
Weighted Average Exercise Price
Weighted-average period over which cost is expected to be recognized	1 year 9 months 18 days